Assets and Liabilities Held for Sale and Discontinued Operations - Discontinued Operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue	$ 221,339	$ 245,252
General and administration	113,212	119,437
Sales and marketing	62,025	55,198
Other expenses (income)	1,488,671	416,980
Other gains (losses)	(2,235)	6,133
Loss from operations before taxes and discontinued operations	$ (1,720,120)	(699,798)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Revenue		717
Cost of sales		1,028
General and administration		877
Sales and marketing		57
Other expenses (income)		77
Other gains (losses)		(2,556)
Loss on disposal of discontinued operations		2,846
Loss from operations before taxes and discontinued operations		$ (1,612)